Note 14 - Sale of 100% Membership Interests in Nevada Subsidiaries (Details Textual)								3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended
	May 11, 2021 USD ($)	Dec. 29, 2020 USD ($)	Aug. 10, 2020 USD ($)	Jul. 24, 2020 USD ($)	Mar. 24, 2020 USD ($)	Nov. 27, 2019 USD ($)	Nov. 15, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 23, 2017
Proceeds from Divestiture of Businesses								$ 200,000	$ 0
Proceeds from Lines of Credit, Total												$ 375,000	$ 0
Gain (Loss) on Amendment to Line of Credit												(650,000)	0
Management Fees Accrued								700,000			$ 700,000
Proceeds from Sale and Collection of Notes Receivable, Total												5,051,923	$ 0
July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		$ 975,000
The July 24 Note [Member]
Gain (Loss) on Amendment to Line of Credit		(650,000)
Teco [Member]
Management Fees Accrued										$ 850,000		850,000		$ 850,000	$ 850,000
Proceeds from Sale and Collection of Notes Receivable, Total								$ 4,000,000				$ 4,000,000
Notes Receivable Term (Year)								3 years				3 years
Teco [Member]
Sale of Stock, Percentage of Ownership					100.00%		100.00%						100.00%
Proceeds from Divestiture of Businesses	$ 200,000				$ 4,000,000		$ 4,000,000
Financing Receivable, after Allowance for Credit Loss, Total					$ 4,000,000		$ 4,000,000
Notes Receivable, Interest Rate					8.00%		8.00%
Notes Receivable, Term of Monthly Installments (Month)					36 months
Teco [Member] | July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		3,025,000
Increase (Decrease) in Notes Receivable, Current		(975,000)		$ (50,000)
Note Receivable, Maximum Allowed Prepayments On Note		325,000
Teco [Member] | The July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		3,025,000						$ 1,025,000		1,025,000	1,025,000	$ 1,025,000		1,025,000	1,025,000
Increase (Decrease) in Notes Receivable, Current		975,000
Gain (Loss) on Amendment to Line of Credit		(650,000)										$ (650,000)
Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 470,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Proceeds from Lines of Credit, Total														$ 485,000	$ 485,000
Teco Note [Member] | Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 470,000
The July 24 Note [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Notes Payable, Total		1,025,000
The July 24 Note [Member] | Teco [Member]
Financing Receivable, after Allowance for Credit Loss, Total				$ 4,000,000
Debt Instrument, Forgiveness, Ratio of Notes Receivable Amount Reduced to the Debt Balance Outstanding				3
The July 24 Note [Member] | Secured Debt [Member] | AJE Management, LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Proceeds from Lines of Credit, Total										$ 375,000	$ 375,000
July 24 Note [Member] | Teco [Member]
Financing Receivable, after Allowance for Credit Loss, Total		$ 4,000,000		$ 4,000,000
Debt Instrument, Forgiveness, Ratio of Notes Receivable Amount Reduced to the Debt Balance Outstanding				3
The 0% Note Payable Dated October 23, 2017 [Member] | Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage			0.00%			0.00%										0.00%
Teco [Member]
Sale of Stock, Percentage of Ownership							75.00%
Sale of Stock, Consideration Received on Transaction							$ 3,000,000
Sale of Stock, Additional Earn-out Payments							$ 3,000,000
GB Sciences Nopah, LLC [Member]
Sale of Stock, Percentage of Ownership						100.00%
Sale of Stock, Consideration Received on Transaction			$ 300,000			$ 300,000
GB Sciences Nopah, LLC [Member] | The 0% Note Payable Dated October 23, 2017 [Member] | Promissory Note [Member]
Sale of Stock, Consideration to Be Received By Means of Debt Reduction			$ 300,000			$ 300,000